Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
September 30, 2024
VIPMID-NPRT3-1124
1.808785.120
Common Stocks - 99.2%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	348,100	62,772,978
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	568,200	34,702,444
CANADA - 1.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (a)	823,500	30,950,131
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MEG Energy Corp	1,013,600	19,043,644
Financials - 0.5%
Capital Markets - 0.5%
TMX Group Ltd	1,146,800	35,944,288
Materials - 0.3%
Metals & Mining - 0.3%
Teck Resources Ltd Class B (United States)	384,300	20,075,832
TOTAL CANADA		106,013,895
FRANCE - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius Stedim Biotech	83,200	17,388,294
ISRAEL - 1.5%
Information Technology - 1.5%
IT Services - 0.9%
Wix.com Ltd (a)	402,900	67,352,793
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	241,100	50,230,774
TOTAL ISRAEL		117,583,567
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	455,300	33,044,481
JAPAN - 0.6%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	1,103,220	25,545,425
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	1,008,100	23,488,730
TOTAL JAPAN		49,034,155
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	19,300	10,462,143
PUERTO RICO - 0.8%
Financials - 0.8%
Banks - 0.8%
Popular Inc	638,227	63,995,021
SWEDEN - 0.6%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Autoliv Inc	492,600	45,994,062
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (a)(b)	2,180,093	17,091,929
Consumer Staples - 0.2%
Food Products - 0.2%
Nomad Foods Ltd	800,701	15,261,361
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	2,473,300	64,874,659
Financials - 0.3%
Insurance - 0.3%
Fidelis Insurance Holdings Ltd (b)	1,079,600	19,497,576
Information Technology - 0.3%
Software - 0.3%
Sage Group PLC/The	1,747,800	23,939,709
TOTAL UNITED KINGDOM		140,665,234
UNITED STATES - 90.5%
Communication Services - 1.7%
Entertainment - 1.5%
Live Nation Entertainment Inc (a)	470,394	51,503,439
TKO Group Holdings Inc Class A	511,100	63,228,181
		114,731,620
Interactive Media & Services - 0.2%
Pinterest Inc Class A (a)	601,600	19,473,792
TOTAL COMMUNICATION SERVICES		134,205,412

Consumer Discretionary - 11.7%
Diversified Consumer Services - 1.1%
Duolingo Inc Class A (a)	206,800	58,321,736
Grand Canyon Education Inc (a)	213,200	30,242,420
		88,564,156
Hotels, Restaurants & Leisure - 3.4%
Aramark	1,248,458	48,352,778
Bowlero Corp Class A (b)	1,070,500	12,567,670
Churchill Downs Inc	429,504	58,073,236
Dutch Bros Inc Class A (a)	132,200	4,234,366
First Watch Restaurant Group Inc (a)(b)	361,600	5,640,960
Light & Wonder Inc Class A (a)	565,300	51,289,669
Red Rock Resorts Inc Class A	363,700	19,799,828
Texas Roadhouse Inc (b)	233,400	41,218,440
Viking Holdings Ltd (b)	556,800	19,426,752
		260,603,699
Household Durables - 3.1%
KB Home	371,618	31,843,946
NVR Inc (a)	7,258	71,214,045
Taylor Morrison Home Corp (a)	891,412	62,630,607
Toll Brothers Inc	123,200	19,033,168
TopBuild Corp (a)	131,700	53,576,877
		238,298,643
Specialty Retail - 2.6%
Dick's Sporting Goods Inc	361,336	75,410,823
Floor & Decor Holdings Inc Class A (a)(b)	225,600	28,012,752
Williams-Sonoma Inc	642,546	99,543,227
		202,966,802
Textiles, Apparel & Luxury Goods - 1.5%
Crocs Inc (a)	226,800	32,842,908
Deckers Outdoor Corp (a)	306,234	48,829,011
PVH Corp	296,300	29,875,929
		111,547,848
TOTAL CONSUMER DISCRETIONARY		901,981,148

Consumer Staples - 4.5%
Consumer Staples Distribution & Retail - 4.4%
BJ's Wholesale Club Holdings Inc (a)	917,799	75,700,062
Performance Food Group Co (a)	1,282,500	100,509,525
Sprouts Farmers Market Inc (a)	429,200	47,387,972
US Foods Holding Corp (a)	1,799,340	110,659,410
		334,256,969
Food Products - 0.1%
Westrock Coffee Co (a)(b)	1,499,942	9,749,623
TOTAL CONSUMER STAPLES		344,006,592

Energy - 3.6%
Energy Equipment & Services - 2.0%
Baker Hughes Co Class A	1,271,048	45,948,385
Kodiak Gas Services Inc	577,700	16,753,300
NOV Inc (b)	1,097,200	17,522,284
Valaris Ltd (a)	622,061	34,679,901
Weatherford International PLC	403,500	34,265,220
		149,169,090
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (a)	1,874,425	53,702,276
Ovintiv Inc	1,070,000	40,991,700
Range Resources Corp	1,013,168	31,165,048
		125,859,024
TOTAL ENERGY		275,028,114

Financials - 15.1%
Banks - 4.7%
Bancorp Inc/The (a)	1,129,722	60,440,127
Cadence Bank	1,100,800	35,060,479
East West Bancorp Inc	1,034,817	85,620,759
First Citizens BancShares Inc/NC Class A (b)	21,000	38,659,950
KeyCorp	3,357,600	56,239,800
Wintrust Financial Corp	765,341	83,062,459
		359,083,574
Capital Markets - 2.9%
Blue Owl Capital Inc Class A (b)	1,413,300	27,361,487
Houlihan Lokey Inc Class A	293,400	46,363,068
Northern Trust Corp	440,355	39,645,161
Raymond James Financial Inc	424,797	52,020,641
Stifel Financial Corp	584,600	54,893,940
		220,284,297
Financial Services - 1.6%
Essent Group Ltd	1,057,204	67,967,645
PennyMac Financial Services Inc	302,700	34,498,719
Toast Inc Class A (a)	729,500	20,652,145
		123,118,509
Insurance - 5.9%
American Financial Group Inc/OH	215,313	28,981,130
Arch Capital Group Ltd	543,600	60,817,968
Hartford Financial Services Group Inc/The	713,322	83,893,800
Old Republic International Corp	1,726,310	61,145,900
Primerica Inc	341,547	90,561,187
Reinsurance Group of America Inc	490,578	106,882,230
Selective Insurance Group Inc	175,700	16,392,810
		448,675,025
TOTAL FINANCIALS		1,151,161,405

Health Care - 7.8%
Biotechnology - 1.5%
Amicus Therapeutics Inc (a)	385,800	4,120,344
Arcellx Inc (a)	188,800	15,766,688
Arrowhead Pharmaceuticals Inc (a)	657,540	12,736,550
Blueprint Medicines Corp (a)	159,900	14,790,750
Crinetics Pharmaceuticals Inc (a)	203,800	10,414,180
Krystal Biotech Inc (a)	37,300	6,789,719
SpringWorks Therapeutics Inc (a)	114,100	3,655,764
United Therapeutics Corp (a)	131,700	47,194,695
		115,468,690
Health Care Equipment & Supplies - 1.9%
Cooper Cos Inc/The (a)	305,756	33,737,117
Glaukos Corp (a)	129,400	16,858,232
Insulet Corp (a)	96,500	22,460,375
Lantheus Holdings Inc (a)(b)	96,900	10,634,775
Masimo Corp (a)	288,500	38,465,705
TransMedics Group Inc (a)(b)	149,200	23,424,400
		145,580,604
Health Care Providers & Services - 3.6%
Astrana Health Inc (a)	203,453	11,788,067
Encompass Health Corp	824,900	79,718,336
Molina Healthcare Inc (a)	106,868	36,822,438
Option Care Health Inc (a)	1,727,220	54,061,986
Tenet Healthcare Corp (a)	376,300	62,541,060
Universal Health Services Inc Class B	146,600	33,572,866
		278,504,753
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (a)	176,600	3,987,628
Avantor Inc (a)(b)	741,700	19,187,779
Bruker Corp	294,600	20,345,076
Repligen Corp (a)(b)	76,500	11,384,730
		54,905,213
Pharmaceuticals - 0.1%
Longboard Pharmaceuticals Inc (a)	214,700	7,155,951
TOTAL HEALTH CARE		601,615,211

Industrials - 20.4%
Aerospace & Defense - 0.9%
Axon Enterprise Inc (a)	76,954	30,750,818
Howmet Aerospace Inc	393,752	39,473,638
		70,224,456
Air Freight & Logistics - 0.5%
GXO Logistics Inc (a)(b)	671,232	34,951,050
Building Products - 2.4%
Carlisle Cos Inc	145,200	65,303,700
Fortune Brands Innovations Inc	666,800	59,698,604
Simpson Manufacturing Co Inc	120,200	22,990,654
Trex Co Inc (a)	584,500	38,916,010
		186,908,968
Commercial Services & Supplies - 1.1%
ACV Auctions Inc Class A (a)	1,378,700	28,028,971
CECO Environmental Corp (a)	386,700	10,904,940
Clean Harbors Inc (a)	181,400	43,846,194
		82,780,105
Construction & Engineering - 1.5%
Comfort Systems USA Inc	144,800	56,522,680
Quanta Services Inc	202,969	60,515,207
		117,037,887
Electrical Equipment - 3.2%
Acuity Brands Inc	251,623	69,294,458
AMETEK Inc	318,026	54,608,244
nVent Electric PLC	1,129,700	79,372,722
Sunrun Inc (a)(b)	893,546	16,137,441
Vertiv Holdings Co Class A (b)	243,300	24,205,917
		243,618,782
Ground Transportation - 1.4%
JB Hunt Transport Services Inc	121,900	21,007,027
Saia Inc (a)(b)	122,000	53,345,720
XPO Inc (a)	328,900	35,360,039
		109,712,786
Machinery - 5.2%
Allison Transmission Holdings Inc	206,700	19,857,669
Crane Co	525,736	83,213,494
Fortive Corp	264,414	20,870,197
IDEX Corp	100,394	21,534,513
Ingersoll Rand Inc	611,800	60,054,288
ITT Inc	886,109	132,482,158
Westinghouse Air Brake Technologies Corp	301,400	54,785,478
		392,797,797
Professional Services - 2.5%
FTI Consulting Inc (a)	177,200	40,323,632
KBR Inc	1,293,039	84,215,630
Maximus Inc	595,300	55,458,148
TransUnion	84,500	8,847,150
		188,844,560
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies Inc	211,000	47,080,430
DNOW Inc (a)	1,922,800	24,861,804
Watsco Inc	124,500	61,239,060
		133,181,294
TOTAL INDUSTRIALS		1,560,057,685

Information Technology - 9.1%
Communications Equipment - 0.6%
Digi International Inc (a)(b)	1,624,001	44,708,748
Electronic Equipment, Instruments & Components - 3.3%
Belden Inc	438,600	51,373,218
CDW Corp/DE	201,076	45,503,499
Coherent Corp (a)	493,500	43,877,085
Crane NXT Co	428,836	24,057,700
Flex Ltd (a)	1,374,200	45,939,506
Jabil Inc	197,275	23,639,463
OSI Systems Inc (a)	130,300	19,783,449
		254,173,920
IT Services - 0.3%
ASGN Inc (a)	280,906	26,188,866
Semiconductors & Semiconductor Equipment - 3.5%
Enphase Energy Inc (a)	155,400	17,563,308
First Solar Inc (a)	160,500	40,035,120
MKS Instruments Inc	551,571	59,961,283
Semtech Corp (a)(b)	257,500	11,757,450
Teradyne Inc	433,545	58,064,682
Ultra Clean Holdings Inc (a)	474,000	18,926,820
Universal Display Corp (b)	310,500	65,173,950
		271,482,613
Software - 0.8%
Dynatrace Inc (a)	336,149	17,973,887
Manhattan Associates Inc (a)	89,000	25,042,820
Monday.com Ltd (a)	71,300	19,805,001
		62,821,708
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	178,100	19,507,293
Western Digital Corp (a)	344,200	23,505,418
		43,012,711
TOTAL INFORMATION TECHNOLOGY		702,388,566

Materials - 4.7%
Chemicals - 1.9%
Axalta Coating Systems Ltd (a)	1,981,200	71,699,628
Element Solutions Inc	2,726,105	74,041,012
		145,740,640
Construction Materials - 1.0%
Eagle Materials Inc	125,400	36,071,310
Martin Marietta Materials Inc	69,837	37,589,765
		73,661,075
Containers & Packaging - 1.8%
AptarGroup Inc	578,000	92,589,820
Avery Dennison Corp	214,483	47,349,267
		139,939,087
TOTAL MATERIALS		359,340,802

Real Estate - 8.2%
Health Care REITs - 1.3%
Omega Healthcare Investors Inc	771,000	31,379,700
Ventas Inc	1,069,637	68,595,821
		99,975,521
Industrial REITs - 1.7%
Americold Realty Trust Inc	881,600	24,922,832
EastGroup Properties Inc	321,400	60,043,948
Terreno Realty Corp	660,000	44,107,800
		129,074,580
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	125,400	33,834,173
Residential REITs - 1.2%
Equity LifeStyle Properties Inc	282,900	20,182,086
Essex Property Trust Inc	63,900	18,877,338
Invitation Homes Inc	1,016,872	35,854,907
Sun Communities Inc	154,100	20,826,615
		95,740,946
Retail REITs - 1.2%
Acadia Realty Trust	1,362,300	31,986,804
Agree Realty Corp	529,200	39,864,636
Kimco Realty Corp	832,800	19,337,616
Macerich Co/The	99,216	1,809,700
		92,998,756
Specialized REITs - 2.4%
CubeSmart	1,196,100	64,386,063
Four Corners Property Trust Inc	1,509,900	44,255,169
Lamar Advertising Co Class A	507,981	67,866,262
		176,507,494
TOTAL REAL ESTATE		628,131,470

Utilities - 3.7%
Electric Utilities - 0.7%
PG&E Corp	2,521,000	49,840,170
TXNM Energy Inc	136,395	5,970,009
		55,810,179
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	258,200	19,044,832
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	1,397,938	28,042,636
Vistra Corp	375,700	44,535,478
		72,578,114
Multi-Utilities - 1.3%
CenterPoint Energy Inc	692,500	20,373,350
NiSource Inc	1,313,400	45,509,310
NorthWestern Corp	498,800	28,541,336
		94,423,996
Water Utilities - 0.6%
Essential Utilities Inc	1,158,200	44,671,774
TOTAL UTILITIES		286,528,895

TOTAL UNITED STATES		6,944,445,300
TOTAL COMMON STOCKS (Cost $5,216,056,708)		7,626,101,574

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	54,955,087	54,966,078
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	175,301,503	175,319,033
TOTAL MONEY MARKET FUNDS (Cost $230,285,112)			230,285,111

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $5,446,341,820)	7,856,386,685
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(171,486,099)
NET ASSETS - 100.0%	7,684,900,586

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	73,051,733	972,972,177	991,059,151	1,834,376	1,319	-	54,966,078	0.1%
Fidelity Securities Lending Cash Central Fund	275,921,013	972,959,617	1,073,561,597	1,559,478	-	-	175,319,033	0.7%
Total	348,972,746	1,945,931,794	2,064,620,748	3,393,854	1,319	-	230,285,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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